FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2020
Disclosure of finance expense [abstract]
Disclosure of finance cost [text block]
Amounts in R million	Note	2020	2019	2018

Interest on financial liabilities measured at amortised cost		(2.0)	(10.2)	-
Interest on financial liabilities measured at amortised cost capitalised	9	-	9.4	-
Unwinding of provision for environmental rehabilitation	11	(52.0)	(66.3)	(45.6)
Discount recognised on Payments made under protest	24	(7.1)	(6.5)	(8.8)
Interest on lease liabilities	10.2	(5.1)	(2.0)	(2.5)
Other finance expenses		(2.6)	(2.8)	(1.5)
		(68.8)	(78.4)	(58.4)